CERT NYS
File 1-37779

17010875

NYSE

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC
NOV 30 2017
Washington, DC 20549

November 30, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of FGL Holdings, under the Exchange Act of 1934.

- Ordinary Shares, par value $0.0001 per share
- Warrants exercisable for one Ordinary Share at a price of $11.50 per share

Sincerely,